Interest expense (Tables)	12 Months Ended
Dec. 31, 2015
Interest Expense [Abstract]
Schedule of debt

(In millions of U.S. dollars)	Years ended December 31
	2015	2014	2013
Gross interest expense	105.0	110.9	95.2
Capitalized interest	7.3	7.1	10.3
Net interest expense	97.7	103.8	84.9